8. Notes Payable - Related Parties (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Series 2017 Notes [Member]
Debt issuance date		Nov. 30, 2017
Debt face amount		$ 1,155,000
Debt stated interest rate		10.00%
Payment of finance fees		$ 105,000
Proceeds from notes		$ 900,000
Debt maturity date		Dec. 31, 2018
Amortization of debt discount	$ 65,492
Gibbs, Carson and Power [Member]
Debt issuance date	May 31, 2017
Debt face amount	$ 150,000
Debt stated interest rate	6.00%
Accrued interest	$ 3,760	$ 4,512
Related Party Portion [Member] | Series 2017 Notes [Member]
Note payable	1,022,929	957,437
Accrued interest	87,036	8,875
Unamortized discount	22,071	87,563
John Power [Member]
Accrued interest	$ 58,281	16,562
John Power [Member] | Promissory Note 1 [Member]
Debt issuance date	Aug. 31, 2011
Debt face amount	$ 20,000
Debt stated interest rate	12.00%
Note payable	$ 15,000	15,000
Accrued interest	$ 1,346	1,576
John Power [Member] | Promissory Note 2 [Member]
Debt issuance date	Jan. 31, 2014
Debt face amount	$ 50,000
Debt stated interest rate	12.00%
Note payable	$ 50,000	50,000
Accrued interest	$ 4,488	6,249
John Power [Member] | Promissory Note 3 [Member]
Debt issuance date	Jun. 30, 2017
Debt face amount	$ 125,000
Debt stated interest rate	12.00%
Note payable	$ 125,000	125,000
Accrued interest	$ 11,219	$ 3,781